Financial Instruments - Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar Relative to United States Dollar (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity to ten percentage increase or decrease in exchange rate [abstract]
Increase (decrease) in net earnings	$ (2,885)	$ (2,651)
Increase (decrease) in other comprehensive income	9,819	7,777
Increase (decrease) in total comprehensive income	6,934	5,126
Increase (decrease) in net earnings	2,885	2,651
Increase (decrease) in other comprehensive income	(9,819)	(7,777)
Increase (decrease) in total comprehensive income	$ (6,934)	$ (5,126)